Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions
Beginning balance	$ 3,569	$ 3,381
Disbursements	6,095	1,976
Repayments	(4,793)	(1,788)
Ending balance	$ 4,871	$ 3,569